Organization And Nature Of Operations - Additional Information (Detail)	12 Months Ended						1 Months Ended					1 Months Ended						1 Months Ended						1 Months Ended		12 Months Ended	1 Months Ended		12 Months Ended				1 Months Ended	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Oct. 17, 2012 CNY	Oct. 17, 2012 Previously owned	Oct. 10, 2012 Shanghai Juzi Network Technology Co., Ltd. CNY Person	Dec. 31, 2013 Beijing Haishen Network Technology Co., Ltd.	Aug. 26, 2013 Beijing Haishen Network Technology Co., Ltd. USD ($) Shareholder	Aug. 26, 2013 Beijing Haishen Network Technology Co., Ltd. CNY	Dec. 31, 2013 Shanghai Zhengtu Information Technology Co., Ltd.	Aug. 08, 2013 Shanghai Zhengtu Information Technology Co., Ltd. Shanghai Juxiao Real Estate Co., Ltd. USD ($)	Aug. 08, 2013 Shanghai Zhengtu Information Technology Co., Ltd. Shanghai Juxiao Real Estate Co., Ltd. CNY	Nov. 15, 2013 Shanghai Zhengtu Information Technology Co., Ltd. Beijing Giant Zhengtu Network Technology Co., Ltd. USD ($)	Nov. 15, 2013 Shanghai Zhengtu Information Technology Co., Ltd. Beijing Giant Zhengtu Network Technology Co., Ltd. CNY	Oct. 17, 2012 Shanghai Zhengtu Information Technology Co., Ltd. Beijing Giant Zhengtu Network Technology Co., Ltd. CNY	Oct. 17, 2012 Shanghai Zhengtu Information Technology Co., Ltd. Beijing Giant Zhengtu Network Technology Co., Ltd. Previously owned	Oct. 24, 2012 Shanghai Zhengtu Information Technology Co., Ltd. Shanghai Juhuan Network Technology Co., Ltd. CNY Person Shareholder	Jun. 10, 2013 Shanghai Zhengtu Information Technology Co., Ltd. Hangzhou Snow Wolf Software Co., Ltd. USD ($) Shareholder	Jun. 10, 2013 Shanghai Zhengtu Information Technology Co., Ltd. Hangzhou Snow Wolf Software Co., Ltd. CNY	Dec. 31, 2012 Shanghai Zhengtu Information Technology Co., Ltd. Hangzhou Snow Wolf Software Co., Ltd.	Jun. 10, 2013 Shanghai Zhengtu Information Technology Co., Ltd. Hangzhou Snow Wolf Software Co., Ltd. noncontrolling shareholder USD ($)	Jun. 10, 2013 Shanghai Zhengtu Information Technology Co., Ltd. Hangzhou Snow Wolf Software Co., Ltd. noncontrolling shareholder CNY	Dec. 27, 2013 Glorious Mission Network Technology Co Ltd USD ($)	Dec. 27, 2013 Glorious Mission Network Technology Co Ltd CNY	Dec. 31, 2013 Glorious Mission Network Technology Co Ltd	Dec. 27, 2013 Shanghai Juzheng Network Technology Co Ltd USD ($)	Dec. 27, 2013 Shanghai Juzheng Network Technology Co Ltd CNY	Dec. 31, 2013 Shanghai Giant Network Technology Co., Ltd. USD ($)	Dec. 31, 2013 Shanghai Giant Network Technology Co., Ltd. CNY	Dec. 31, 2012 Shanghai Giant Network Technology Co., Ltd. CNY	Dec. 31, 2011 Shanghai Giant Network Technology Co., Ltd. CNY	Jun. 14, 2012 Shanghai Giant Network Technology Co., Ltd. Shanghai Juhe Network Technology Co Ltd CNY	Dec. 31, 2013 Shanghai Giant Network Technology Co., Ltd. Shanghai Juhe Network Technology Co Ltd USD ($)	Dec. 31, 2013 Shanghai Giant Network Technology Co., Ltd. Shanghai Juhe Network Technology Co Ltd CNY	Dec. 31, 2012 Shanghai Giant Network Technology Co., Ltd. Shanghai Juhe Network Technology Co Ltd CNY	Dec. 31, 2011 Shanghai Giant Network Technology Co., Ltd. Shanghai Juhe Network Technology Co Ltd CNY	Oct. 10, 2012 Shanghai Giant Network Technology Co., Ltd. Jujia Network III Shanghai Jujia Network Technology Co., Ltd. (III) CNY Shareholder	Oct. 10, 2012 Shanghai Zhengduo Information Technology Co. Ltd Jujia Network II Shanghai Jujia Network Technology Co., Ltd. (II) CNY Shareholder
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Percentage of shareholding/ ownership acquired												100.00%	100.00%	100.00%	100.00%	51.00%			51.07%	51.07%													51.00%
Consideration of equity interest																																	765,000
Business acquisition, net liabilities					25,637,247																													1,107	6,704	5,689,845
Revenue																																		889	5,384	195,734	194,660
Net income (loss)	206,975,555	1,252,967,928	993,720,006	879,966,874																									315,316,505	1,908,831,536	1,778,254,022	1,515,790,079		938,788	5,683,142	(6,120,600)	(235,749)
Number of non-controlling shareholders									4	4								1	1	1																		2	2
Equity interest total investment							1,000,000		330,376	2,000,000								5,000,000	330,376	2,000,000		204,999	1,241,005															2,000,000	5,000,000
Percentage of shareholding/ ownership						34.00%	51.00%	51.00%	51.00%	51.00%	100.00%					85.00%	34.00%	51.00%	40.76%	40.76%	51.07%			45.12%	45.12%		26.12%	26.12%										51.00%	70.00%
Number of individual investors							1											1
Consideration of equity interest												2,643,012	16,000,000	4,956	30,000	57,250,000											1,569,288	9,500,000
Percentage of shareholding/ ownership														15.00%	15.00%
Cost method ownership percentage																								19.00%	19.00%
Gain on deconsolidation	$ 746,607	4,519,737		4,993,146																				$ 746,607	4,519,737
Fair value assumption discount rate	13.70%	13.70%																								21.50%
Fair value, sustainable growth rate	3.00%	3.00%																								3.00%